Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Grant Practices. The annual long-term incentive award grant date occurs on the first trading day of March. Grants to new employees are effective on the date the employee commences employment, and one-time grants made to employees at times other than the time of the annual grant are effective on the tenth trading day of the month following approval of the grant. The per share exercise price of stock options is equal to the closing price of a share of our common stock on the date of grant. Grants of long-term incentive awards made to our executive officers must be approved by the Committee. The Committee approves and grants annual incentive awards, including options, at approximately the same time every year. Outside of the annual grant cycle, the Committee may, from time to time, grant one-time equity awards, such as in connection with a new hire. In October 2024, the Committee approved shifting the grant date for off cycle awards from the first trading day of the month to the tenth trading day of the month, except for the month of February when off cycle awards will be granted on the first trading day of March. However, the Committee retains discretion to determine the final grant dates utilized for any such one-time equity awards, taking into account all relevant factors. It is the Company’s policy, and the Committee’s practice, that long-term incentive awards, including options, should be made, to the extent possible and subject to adjustment by the Committee, when all material nonpublic information regarding the Company or its securities has been sufficiently publicly disclosed and that the disclosure of material nonpublic information is not timed for the purpose of affecting the value of long-term incentive awards or executive compensation. We set a schedule in advance for when grants will be made that are set to occur during the Company’s regular open trading windows. We believe that our grant practices are appropriate and eliminate any questions regarding “timing” of grants in anticipation of material events, since grants become effective in accordance with a long-standing schedule.

Award Timing Method	The annual long-term incentive award grant date occurs on the first trading day of March. Grants to new employees are effective on the date the employee commences employment, and one-time grants made to employees at times other than the time of the annual grant are effective on the tenth trading day of the month following approval of the grant.The Committee approves and grants annual incentive awards, including options, at approximately the same time every year. Outside of the annual grant cycle, the Committee may, from time to time, grant one-time equity awards, such as in connection with a new hire. In October 2024, the Committee approved shifting the grant date for off cycle awards from the first trading day of the month to the tenth trading day of the month, except for the month of February when off cycle awards will be granted on the first trading day of March.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table provides information regarding plan-based awards granted to our named executive officers in 2025.

			Estimated Possible Payouts Under Non-Equity Incentive Plan Awards(3)			Estimated Possible Payouts Under Equity Incentive Plan Awards(4)
Name	Grant Date(1)	Approval Date(1)	Threshold ($)(2)	Target (at 1.0 rating) ($)	Maximum ($)	Threshold (#)(2)	Target (at 1.0 rating) (#)	Maximum (#)	All Other Stock Awards: Number of Shares of Stock or Units (#)(5)	All Other Option Awards: Number of Securities Underlying Options (#)(6)	Exercise or Base Price of Option Awards ($ / Sh)	Grant Date Fair Value of Stock and Option Awards ($)(7)
Richard A. Dierker
Annual Incentive Plan			—	1,233,200	2,281,500
Stock Options	3/3/2025	1/29/2025								158,600	$112.06	5,313,100
Restricted Stock Units	3/3/2025	1/29/2025							6,320			708,219
Performance Stock Units	3/3/2025	1/29/2025				—	7,700	15,400				1,062,754
Matthew T. Farrell
Annual Incentive Plan			—	472,000	873,300
Stock Options	3/3/2025	1/29/2025								45,110	$112.06	1,511,185
Restricted Stock Units	3/3/2025	1/29/2025							1,800			201,708
Performance Stock Units	3/3/2025	1/29/2025				—	2,190	4,380				302,264
Lee B. McChesney
Annual Incentive Plan			—	459,800	850,600
Stock Options	3/24/2025	2/20/2025								40,500	$106.90	1,286,280
Restricted Stock Units	3/24/2025	2/20/2025							22,180			2,371,042
Performance Stock Units	3/24/2025	2/20/2025				—	2,030	4,060				257,363
Charles R. Raup
Annual Incentive Plan			—	306,500	567,100
Stock Options	6/25/2025	6/5/2025								31,040	$95.25	857,635
Restricted Stock Units	6/25/2025	6/5/2025							9,000			857,250
Performance Stock Units	6/25/2025	6/5/2025				—	—	—				—
Patrick D. de Maynadier
Annual Incentive Plan			—	359,800	665,600
Stock Options	3/3/2025	1/29/2025								21,240	$112.06	711,540
Restricted Stock Units	3/3/2025	1/29/2025							850			95,251
Performance Stock Units	3/3/2025	1/29/2025				—	1,030	2,060				142,161
Michael G. Read(8)
Annual Incentive Plan			—	364,400	674,200
Stock Options	3/3/2025	1/29/2025								17,280	$112.06	578,880
Restricted Stock Units	3/3/2025	1/29/2025							690			77,321
Performance Stock Units	3/3/2025	1/29/2025				—	840	1,680				115,937

(1)
For information regarding the timing of Long-Term Incentive grants, see “Compensation Discussion and Analysis—Long-Term Incentive Grant Practices.”
(2)
There is no specified minimum award payout.
(3)
Constitutes target and maximum award opportunities for our named executives under our Annual Incentive Plan. See “Compensation Discussion and Analysis—2025 Compensation—Annual Incentive Plan” for information regarding the criteria applied in determining the amounts payable under the awards. The actual amounts paid with respect to these awards are included in the “Non-Equity Incentive Plan Compensation” column in the “2025 Summary Compensation Table”.
(4)
Constitutes the performance stock units target and maximum award opportunities for our named executive officers.
(5)
These amounts include restricted stock units granted on March 3, 2025 for Messrs. Farrell, Dierker, de Maynadier, and Read, March 24, 2025 for Mr. McChesney, and June 25, 2025 for Mr. Raup.
(6)
The amounts shown in this column represent the shares of our common stock underlying options granted under the Omnibus Equity Compensation Plan in 2025. All options were granted with an exercise price per share equal to the closing price per share as reported on the NYSE on the date of grant. The options vest as to all underlying shares on the third anniversary of the date of grant and terminate ten years from the date of grant, subject to earlier termination upon the occurrence of specified events. All stock options granted on or after July 20, 2019, require a “double trigger” before payment can be made or equity can vest (requiring a qualifying termination following a change in control).
(7)
The grant date fair value is computed in accordance with ASC Topic 718. The assumptions used in determining the amounts in this column are set forth in note 12 to our consolidated financial statements in our Annual Report Form 10-K for the fiscal year ended December 31, 2025 filed with the SEC on February 12, 2026.
(8)
The dollar figures have been converted to USD using the CAD Conversion Rate, as applicable.

Richard A. Dierker
Awards Close in Time to MNPI Disclosures
Name	Richard A. Dierker
Richard A. Dierker | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares	158,600
Exercise Price | $ / shares	$ 112.06
Fair Value as of Grant Date	$ 5,313,100
Richard A. Dierker | Annual Incentive Plan
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	1,233,200
Non Equity Incentive Plan Awards Maximum	2,281,500
Richard A. Dierker | Performance Stock Units
Awards Close in Time to MNPI Disclosures
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	7,700
Equity Incentive Plan Awards Maximum	15,400
Richard A. Dierker | Restricted Stock Units
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 708,219
Stock Awards Number of Shares | shares	6,320
Matthew T. Farrell
Awards Close in Time to MNPI Disclosures
Name	Matthew T. Farrell
Matthew T. Farrell | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares	45,110
Exercise Price | $ / shares	$ 112.06
Fair Value as of Grant Date	$ 1,511,185
Matthew T. Farrell | Annual Incentive Plan
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	472,000
Non Equity Incentive Plan Awards Maximum	873,300
Matthew T. Farrell | Performance Stock Units
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	302,264
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	2,190
Equity Incentive Plan Awards Maximum	4,380
Matthew T. Farrell | Restricted Stock Units
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 201,708
Stock Awards Number of Shares | shares	1,800
Michael G. Read
Awards Close in Time to MNPI Disclosures
Name	Michael G. Read
Michael G. Read | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares	17,280
Exercise Price | $ / shares	$ 112.06
Fair Value as of Grant Date	$ 578,880
Michael G. Read | Annual Incentive Plan
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	364,400
Non Equity Incentive Plan Awards Maximum	674,200
Michael G. Read | Performance Stock Units
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	115,937
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	840
Equity Incentive Plan Awards Maximum	1,680
Michael G. Read | Restricted Stock Units
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 77,321
Stock Awards Number of Shares | shares	690
Patrick D. de Maynadier
Awards Close in Time to MNPI Disclosures
Name	Patrick D. de Maynadier
Patrick D. de Maynadier | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares	21,240
Exercise Price | $ / shares	$ 112.06
Fair Value as of Grant Date	$ 711,540
Patrick D. de Maynadier | Annual Incentive Plan
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	359,800
Non Equity Incentive Plan Awards Maximum	665,600
Patrick D. de Maynadier | Performance Stock Units
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	142,161
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	1,030
Equity Incentive Plan Awards Maximum	2,060
Patrick D. de Maynadier | Restricted Stock Units
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 95,251
Stock Awards Number of Shares | shares	850
Charles R. Raup
Awards Close in Time to MNPI Disclosures
Name	Charles R. Raup
Charles R. Raup | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares	31,040
Exercise Price | $ / shares	$ 95.25
Fair Value as of Grant Date	$ 857,635
Charles R. Raup | Annual Incentive Plan
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	306,500
Non Equity Incentive Plan Awards Maximum	567,100
Charles R. Raup | Performance Stock Units
Awards Close in Time to MNPI Disclosures
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	0
Equity Incentive Plan Awards Maximum	0
Charles R. Raup | Restricted Stock Units
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	$ 857,250
Stock Awards Number of Shares | shares	9,000
Lee B. McChesney
Awards Close in Time to MNPI Disclosures
Name	Lee B. McChesney
Lee B. McChesney | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares	40,500
Exercise Price | $ / shares	$ 106.9
Fair Value as of Grant Date	$ 1,286,280
Lee B. McChesney | Annual Incentive Plan
Awards Close in Time to MNPI Disclosures
Non Equity Incentive Plan Awards Threshold	0
Non Equity Incentive Plan Awards Target	459,800
Non Equity Incentive Plan Awards Maximum	850,600
Lee B. McChesney | Performance Stock Units
Awards Close in Time to MNPI Disclosures
Fair Value as of Grant Date	257,363
Equity Incentive Plan Awards Threshold	0
Equity Incentive Plan Awards Target	2,030
Equity Incentive Plan Awards Maximum	$ 4,060